INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective income tax rate
	2011	2010
Federal statutory income tax rate	(35.0%)	(35.0%)
Other	0.57%	(0.00%)
Permanent differences	0.02%	0.00%
Increase in valuation allowance	34.41%	35.00%
Net income tax provision (benefit)	-	-

Components of deferred tax assets and liabilities
	2012	2011
Deferred tax assets:
Federal and state net operating loss carryovers	$1,118,955	$199,485
Mineral Property	119,639	12,969
Warrant Liability	-0-	394,344
Stock compensation	443,989	137,266
Accrued vacation	2,962	-0-
Reorganization Costs	-0-	49,886
Deferred tax asset	$1,685,545	$793,950

Deferred tax liabilities:
Warrant Liability	(480,165)	-0-
Total deferred liabilities	(480,165)	-0-

Net deferred tax asset	1,205,380	793,950
Less: valuation allowance	(1,205,380)	(793,950)

Deferred tax asset	$ -0-	$ -0-